Accounts receivable	12 Months Ended
Dec. 31, 2021
Accounts receivable
Accounts receivable
8.	Accounts receivable

Details of accounts receivable were as follows:

	December 31,	December 31,
	2021	2020
	$	$
1 – 30 days	2,260,428	309,362
31 – 60 days	44,838	226,713
61 – 90 days	6,855,822	253,141
Greater than 90 days	7,357,825	218,008
Total trade accounts receivable	16,518,913	1,007,224
Unbilled trade receivables	—	1,132,911
Other receivables[1]	270,536	931,041
Sales tax receivable	850,167	258,477
	17,639,616	3,329,653
[1]	At December 31, 2020 comprised mainly of an amount of $893,000 to be received upon the sale of HPQ concluded prior to year end.

As at December 31, 2021 the allowance for expected credit loss is $520,000 (2020 - $Nil), which was included through the business combination and has not changed throughout the period.